RELATED PARTIES - Directors’ and Prescribed Officers’ interests in AngloGold Ashanti Shares, Changes After Period End (Details) - Related party transactions - shares	Mar. 07, 2022	Mar. 02, 2022	Mar. 01, 2022
KC Ramon
Disclosure of transactions between related parties [line items]
Number of shares retained (in shares)	26,751
Off market exercise of vested share awards (in shares)	50,000
On-market sale of shares to fund tax liability in relation to costs incurred in exercise of awards (in shares)	23,249
MC Godoy
Disclosure of transactions between related parties [line items]
Number of shares retained (in shares)			32,643
On-market sale of shares to fund tax liability in relation to costs incurred in exercise of awards (in shares)		15,666
Off market award of the first tranche of the sign-on bonus to retain 32,643 shares (in shares)			48,309